Income Tax - Additional Information (Details)	5 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Change in valuation allowance		$ (200,000)
Seaport Global Acquisition Corp
Federal net operating loss	$ 81,375	$ 81,375
Change in valuation allowance	$ (38,781)